Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Morgan Stanley Institutional Fund Trust
Entity Central Index Key	0000741375
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000011548
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio
Class Name	A
Trading Symbol	MIGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%	[1]
AssetsNet	$ 154,502,782
Holdings Count | Holding	300
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$154,502,782
# of Portfolio Holdings	300
Portfolio Turnover Rate	70%

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash and Equivalents	0.0%Footnote Reference†
B	1.0%
BB	2.7%
BBB	53.3%
A	31.8%
AA	10.8%
AAA	0.4%
Footnote	Description
Footnote†	Amount is less than 0.05%
Footnote[a]	Security ratings disclosed is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Credit Quality Explanation [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
Preferred Stocks	0.2%
Short-Term Investments	2.1%
Corporate Bonds	97.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155931
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio
Class Name	C
Trading Symbol	MSBOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$87	1.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.75%	[2]
AssetsNet	$ 154,502,782
Holdings Count | Holding	300
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$154,502,782
# of Portfolio Holdings	300
Portfolio Turnover Rate	70%

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash and Equivalents	0.0%Footnote Reference†
B	1.0%
BB	2.7%
BBB	53.3%
A	31.8%
AA	10.8%
AAA	0.4%
Footnote	Description
Footnote†	Amount is less than 0.05%
Footnote[a]	Security ratings disclosed is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Credit Quality Explanation [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
Preferred Stocks	0.2%
Short-Term Investments	2.1%
Corporate Bonds	97.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011549
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio
Class Name	I
Trading Symbol	MPFDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[3]
AssetsNet	$ 154,502,782
Holdings Count | Holding	300
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$154,502,782
# of Portfolio Holdings	300
Portfolio Turnover Rate	70%

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash and Equivalents	0.0%Footnote Reference†
B	1.0%
BB	2.7%
BBB	53.3%
A	31.8%
AA	10.8%
AAA	0.4%
Footnote	Description
Footnote†	Amount is less than 0.05%
Footnote[a]	Security ratings disclosed is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Credit Quality Explanation [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
Preferred Stocks	0.2%
Short-Term Investments	2.1%
Corporate Bonds	97.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000065127
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio
Class Name	L
Trading Symbol	MGILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$73	1.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.47%	[4]
AssetsNet	$ 154,502,782
Holdings Count | Holding	300
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$154,502,782
# of Portfolio Holdings	300
Portfolio Turnover Rate	70%

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash and Equivalents	0.0%Footnote Reference†
B	1.0%
BB	2.7%
BBB	53.3%
A	31.8%
AA	10.8%
AAA	0.4%
Footnote	Description
Footnote†	Amount is less than 0.05%
Footnote[a]	Security ratings disclosed is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Credit Quality Explanation [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
Preferred Stocks	0.2%
Short-Term Investments	2.1%
Corporate Bonds	97.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011562
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Discovery Portfolio
Class Name	A
Trading Symbol	MACGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Discovery Portfolio for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	1.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	1.04%	[5]
AssetsNet	$ 744,038,302
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$744,038,302
# of Portfolio Holdings	38
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Consumer, Cyclical	1.3%
Consumer, Non-Cyclical	1.4%
Short-Term Investments	3.7%
Real Estate	4.9%
Communication Services	5.0%
Financials	10.1%
Industrials	12.6%
Health Care	20.9%
Information Technology	40.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	14.0%
Roivant Sciences Ltd.	9.8%
Royalty Pharma PLC	8.6%
QXO, Inc.	7.6%
Databricks, Inc.	7.2%
ROBLOX Corp.	4.6%
Aurora Innovation, Inc.	4.6%
Affirm Holdings, Inc.	4.5%
Opendoor Technologies, Inc.	3.5%
IonQ, Inc.	3.4%
Total	67.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155934
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Discovery Portfolio
Class Name	C
Trading Symbol	MSMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Discovery Portfolio for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$80	1.79%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.79%	[6]
AssetsNet	$ 744,038,302
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$744,038,302
# of Portfolio Holdings	38
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Consumer, Cyclical	1.3%
Consumer, Non-Cyclical	1.4%
Short-Term Investments	3.7%
Real Estate	4.9%
Communication Services	5.0%
Financials	10.1%
Industrials	12.6%
Health Care	20.9%
Information Technology	40.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	14.0%
Roivant Sciences Ltd.	9.8%
Royalty Pharma PLC	8.6%
QXO, Inc.	7.6%
Databricks, Inc.	7.2%
ROBLOX Corp.	4.6%
Aurora Innovation, Inc.	4.6%
Affirm Holdings, Inc.	4.5%
Opendoor Technologies, Inc.	3.5%
IonQ, Inc.	3.4%
Total	67.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011563
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Discovery Portfolio
Class Name	I
Trading Symbol	MPEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Discovery Portfolio for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.78%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.78%	[7]
AssetsNet	$ 744,038,302
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$744,038,302
# of Portfolio Holdings	38
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Consumer, Cyclical	1.3%
Consumer, Non-Cyclical	1.4%
Short-Term Investments	3.7%
Real Estate	4.9%
Communication Services	5.0%
Financials	10.1%
Industrials	12.6%
Health Care	20.9%
Information Technology	40.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	14.0%
Roivant Sciences Ltd.	9.8%
Royalty Pharma PLC	8.6%
QXO, Inc.	7.6%
Databricks, Inc.	7.2%
ROBLOX Corp.	4.6%
Aurora Innovation, Inc.	4.6%
Affirm Holdings, Inc.	4.5%
Opendoor Technologies, Inc.	3.5%
IonQ, Inc.	3.4%
Total	67.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000113795
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Discovery Portfolio
Class Name	L
Trading Symbol	MSKLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Discovery Portfolio for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$70	1.56%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.56%	[8]
AssetsNet	$ 744,038,302
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$744,038,302
# of Portfolio Holdings	38
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Consumer, Cyclical	1.3%
Consumer, Non-Cyclical	1.4%
Short-Term Investments	3.7%
Real Estate	4.9%
Communication Services	5.0%
Financials	10.1%
Industrials	12.6%
Health Care	20.9%
Information Technology	40.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	14.0%
Roivant Sciences Ltd.	9.8%
Royalty Pharma PLC	8.6%
QXO, Inc.	7.6%
Databricks, Inc.	7.2%
ROBLOX Corp.	4.6%
Aurora Innovation, Inc.	4.6%
Affirm Holdings, Inc.	4.5%
Opendoor Technologies, Inc.	3.5%
IonQ, Inc.	3.4%
Total	67.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000129401
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Discovery Portfolio
Class Name	R6
Trading Symbol	MMCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Discovery Portfolio for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$29	0.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.64%	[9]
AssetsNet	$ 744,038,302
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$744,038,302
# of Portfolio Holdings	38
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Consumer, Cyclical	1.3%
Consumer, Non-Cyclical	1.4%
Short-Term Investments	3.7%
Real Estate	4.9%
Communication Services	5.0%
Financials	10.1%
Industrials	12.6%
Health Care	20.9%
Information Technology	40.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	14.0%
Roivant Sciences Ltd.	9.8%
Royalty Pharma PLC	8.6%
QXO, Inc.	7.6%
Databricks, Inc.	7.2%
ROBLOX Corp.	4.6%
Aurora Innovation, Inc.	4.6%
Affirm Holdings, Inc.	4.5%
Opendoor Technologies, Inc.	3.5%
IonQ, Inc.	3.4%
Total	67.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011555
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio
Class Name	A
Trading Symbol	MBAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.02%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.02%	[10]
AssetsNet	$ 557,886,569
Holdings Count | Holding	1,457
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$557,886,569
# of Portfolio Holdings	1,457
Portfolio Turnover Rate	34%

Holdings [Text Block]

Geographic Allocation (% of total investments)

Table Summary
Value	Value
Africa	0.1%
Multi National	0.8%
Oceania	2.4%
South America	3.3%
Asia	9.1%
Europe	19.0%
North America	65.3%

Credit Quality Explanation [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
Warrants	0.0%Footnote Reference†
Municipal Bonds	0.0%Footnote Reference†
Rights	0.0%Footnote Reference†
Commercial Mortgage-Backed Securities	0.7%
Asset-Backed Securities	0.8%
Supranational	0.9%
Mortgages - Other	1.4%
Agency Fixed Rate Mortgages	4.0%
Short-Term Investments	4.7%
Corporate Bonds	6.7%
U.S. Treasury Securities	9.2%
Sovereign	23.6%
Common Stocks	48.0%
Footnote	Description
Footnote†	Amount is less than 0.05%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155933
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio
Class Name	C
Trading Symbol	MSSOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.83%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.83%	[11]
AssetsNet	$ 557,886,569
Holdings Count | Holding	1,457
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$557,886,569
# of Portfolio Holdings	1,457
Portfolio Turnover Rate	34%

Holdings [Text Block]

Geographic Allocation (% of total investments)

Table Summary
Value	Value
Africa	0.1%
Multi National	0.8%
Oceania	2.4%
South America	3.3%
Asia	9.1%
Europe	19.0%
North America	65.3%

Credit Quality Explanation [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
Warrants	0.0%Footnote Reference†
Municipal Bonds	0.0%Footnote Reference†
Rights	0.0%Footnote Reference†
Commercial Mortgage-Backed Securities	0.7%
Asset-Backed Securities	0.8%
Supranational	0.9%
Mortgages - Other	1.4%
Agency Fixed Rate Mortgages	4.0%
Short-Term Investments	4.7%
Corporate Bonds	6.7%
U.S. Treasury Securities	9.2%
Sovereign	23.6%
Common Stocks	48.0%
Footnote	Description
Footnote†	Amount is less than 0.05%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011556
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio
Class Name	I
Trading Symbol	MPBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.73%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%	[12]
AssetsNet	$ 557,886,569
Holdings Count | Holding	1,457
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$557,886,569
# of Portfolio Holdings	1,457
Portfolio Turnover Rate	34%

Holdings [Text Block]

Geographic Allocation (% of total investments)

Table Summary
Value	Value
Africa	0.1%
Multi National	0.8%
Oceania	2.4%
South America	3.3%
Asia	9.1%
Europe	19.0%
North America	65.3%

Credit Quality Explanation [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
Warrants	0.0%Footnote Reference†
Municipal Bonds	0.0%Footnote Reference†
Rights	0.0%Footnote Reference†
Commercial Mortgage-Backed Securities	0.7%
Asset-Backed Securities	0.8%
Supranational	0.9%
Mortgages - Other	1.4%
Agency Fixed Rate Mortgages	4.0%
Short-Term Investments	4.7%
Corporate Bonds	6.7%
U.S. Treasury Securities	9.2%
Sovereign	23.6%
Common Stocks	48.0%
Footnote	Description
Footnote†	Amount is less than 0.05%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000113792
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio
Class Name	L
Trading Symbol	MSDLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$76	1.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.53%	[13]
AssetsNet	$ 557,886,569
Holdings Count | Holding	1,457
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$557,886,569
# of Portfolio Holdings	1,457
Portfolio Turnover Rate	34%

Holdings [Text Block]

Geographic Allocation (% of total investments)

Table Summary
Value	Value
Africa	0.1%
Multi National	0.8%
Oceania	2.4%
South America	3.3%
Asia	9.1%
Europe	19.0%
North America	65.3%

Credit Quality Explanation [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
Warrants	0.0%Footnote Reference†
Municipal Bonds	0.0%Footnote Reference†
Rights	0.0%Footnote Reference†
Commercial Mortgage-Backed Securities	0.7%
Asset-Backed Securities	0.8%
Supranational	0.9%
Mortgages - Other	1.4%
Agency Fixed Rate Mortgages	4.0%
Short-Term Investments	4.7%
Corporate Bonds	6.7%
U.S. Treasury Securities	9.2%
Sovereign	23.6%
Common Stocks	48.0%
Footnote	Description
Footnote†	Amount is less than 0.05%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000156275
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio
Class Name	R6
Trading Symbol	MGPOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$33	0.66%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[14]
AssetsNet	$ 557,886,569
Holdings Count | Holding	1,457
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$557,886,569
# of Portfolio Holdings	1,457
Portfolio Turnover Rate	34%

Holdings [Text Block]

Geographic Allocation (% of total investments)

Table Summary
Value	Value
Africa	0.1%
Multi National	0.8%
Oceania	2.4%
South America	3.3%
Asia	9.1%
Europe	19.0%
North America	65.3%

Credit Quality Explanation [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
Warrants	0.0%Footnote Reference†
Municipal Bonds	0.0%Footnote Reference†
Rights	0.0%Footnote Reference†
Commercial Mortgage-Backed Securities	0.7%
Asset-Backed Securities	0.8%
Supranational	0.9%
Mortgages - Other	1.4%
Agency Fixed Rate Mortgages	4.0%
Short-Term Investments	4.7%
Corporate Bonds	6.7%
U.S. Treasury Securities	9.2%
Sovereign	23.6%
Common Stocks	48.0%
Footnote	Description
Footnote†	Amount is less than 0.05%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000163600
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio
Class Name	Class A
Trading Symbol	MUAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$20	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[15]
AssetsNet	$ 18,261,357,133
Holdings Count | Holding	219
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$18,261,357,133
# of Portfolio Holdings	219
Portfolio Turnover Rate	0%

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash and Equivalents	79.8%
BBB	1.6%
A	16.4%
AA	2.2%
Footnote	Description
Footnote[a]	Security ratings disclosed is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Credit Quality Explanation [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
Sovereign	0.3%
Corporate Bonds	12.2%
Certificates of Deposit	14.8%
Commercial Paper	22.3%
Repurchase Agreements	22.6%
Floating Rate Notes	27.8%

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000163598
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio
Class Name	Institutional Class
Trading Symbol	MUIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$15	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[16]
AssetsNet	$ 18,261,357,133
Holdings Count | Holding	219
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$18,261,357,133
# of Portfolio Holdings	219
Portfolio Turnover Rate	0%

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash and Equivalents	79.8%
BBB	1.6%
A	16.4%
AA	2.2%
Footnote	Description
Footnote[a]	Security ratings disclosed is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Credit Quality Explanation [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
Sovereign	0.3%
Corporate Bonds	12.2%
Certificates of Deposit	14.8%
Commercial Paper	22.3%
Repurchase Agreements	22.6%
Floating Rate Notes	27.8%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000163599
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio
Class Name	Class IR
Trading Symbol	MULSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$13	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[17]
AssetsNet	$ 18,261,357,133
Holdings Count | Holding	219
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$18,261,357,133
# of Portfolio Holdings	219
Portfolio Turnover Rate	0%

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash and Equivalents	79.8%
BBB	1.6%
A	16.4%
AA	2.2%
Footnote	Description
Footnote[a]	Security ratings disclosed is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Credit Quality Explanation [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
Sovereign	0.3%
Corporate Bonds	12.2%
Certificates of Deposit	14.8%
Commercial Paper	22.3%
Repurchase Agreements	22.6%
Floating Rate Notes	27.8%

Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized
[10]	Annualized
[11]	Annualized
[12]	Annualized
[13]	Annualized
[14]	Annualized
[15]	Annualized
[16]	Annualized
[17]	Annualized